MARKETABLE SECURITIES	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
MARKETABLE SECURITIES [Text Block]

4.        Marketable Securities

During the year, the Company received 4,524,279 shares of RBPlats in connection with the sale of the Maseve Mine (see note 6 for further details). These marketable securities owned by the Company are designated as fair value through profit and loss (“FVTPL”) with changes in fair value recorded through profit or loss. These shares are carried at fair value using the quoted market price at August 31, 2018. During the year the Company recognized an unrealized loss of $105 (2017 $Nil) on the value of the RBPlats shares held since they were released from escrow upon completion of phase 2 of the sale of the Maeve Mine. Please see Note 6 for further details.